Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement dated July 1, 2021
to the

Roundhill BITKRAFT Esports & Digital Entertainment ETF
Roundhill Sports Betting & iGaming ETF
(each, a “Fund”)

Prospectus and Statement of Additional Information dated April 30, 2021

Effective immediately, each Fund is jointly and primarily managed by Andrew Serowik, Todd Alberico, and Gabriel Tan, each a Portfolio Manager with the Sub-Adviser. Mr. Serowik has been a portfolio manager of each Fund since its respective inception, and Messrs. Alberico and Tan have been portfolio managers of each Fund since July 2021. All references to other portfolio managers and related information should be disregarded.
The “Portfolio Managers” section on page 20 of the Prospectus is supplemented to include the following:
Mr. Alberico joined the Adviser in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in NY with a Bachelor of Science degree in Finance.
Mr. Tan joined the Adviser in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning.
The first sentence of the “Portfolio Managers” section on page 17 of the SAI is revised to read as follows:
Andrew Serowik, Todd Alberico, and Gabriel Tan serve as the Fund’s portfolio managers (the “Portfolio Managers”).
The “Other Accounts” information contained in the “Portfolio Managers” section on page 17 of the SAI is replaced with the following:
In addition to the Fund, the Portfolio Managers co-managed the following other accounts for the Sub-Adviser, as of May 31, 2021, none of which were subject to a performance-based fee:

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
35	$3.62 billion	1	$89.70 million	0	$0

Please retain this Supplement with your Prospectus and SAI for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated July 1, 2021
to the

Summary Prospectus
each dated April 30, 2021

for the

Roundhill BITKRAFT Esports & Digital Entertainment ETF
Roundhill Sports Betting & iGaming ETF
(each, a “Fund”)

Effective immediately, each Fund is jointly and primarily managed by Andrew Serowik, Todd Alberico, and Gabriel Tan, each a Portfolio Manager with the Sub-Adviser. Mr. Serowik has been a portfolio manager of each Fund since its respective inception, and Messrs. Alberico and Tan have been portfolio managers of each Fund since July 2021. All references to other portfolio managers and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated July 1, 2021
to the

Roundhill Streaming Services & Technology ETF
(the “Fund”)

Prospectus and Statement of Additional Information
dated February 3, 2021, as previously supplemented

Effective immediately, the Fund is jointly and primarily managed by Will Hershey, Timothy Maloney, and Mario Stefanidis, each a Portfolio Manager of the Adviser, and Andrew Serowik, Todd Alberico, and Gabriel Tan, each a Portfolio Manager with the Sub-Adviser. Messrs. Hershey, Maloney, Stefanidis, and Serowik have been portfolio managers of the Fund since its inception in February 2021, and Messrs. Alberico and Tan have been portfolio managers of the Fund since July 2021. All references to other portfolio managers and related information should be disregarded.
The “Portfolio Managers” section on pages 12-13 of the Prospectus is supplemented to include the following:
Mr. Alberico joined the Adviser in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in NY with a Bachelor of Science degree in Finance.
Mr. Tan joined the Adviser in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning.
The first sentence of the “Portfolio Managers” section on page 16 of the SAI is revised to read as follows:
Will Hershey, Timothy Maloney, Mario Stefanidis, Andrew Serowik, Todd Alberico, and Gabriel Tan serve as the Fund’s portfolio managers (the “Portfolio Managers”).
The “Other Accounts” information contained in the “Portfolio Managers” section on page 16 of the SAI is supplemented with the following:
In addition to the Fund, the Messrs. Serowik, Alberico, and Tan co-managed the following other accounts for the Sub-Adviser, as of May 31, 2021, none of which were subject to a performance-based fee:

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
35	$3.62 billion	1	$89.70 million	0	$0

Please retain this Supplement with your Prospectus and SAI for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated July 1, 2021
to the

Summary Prospectus
dated February 3, 2021

for the

Roundhill Streaming Services & Technology ETF
(the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Will Hershey, Timothy Maloney, and Mario Stefanidis, each a Portfolio Manager of the Adviser, and Andrew Serowik, Todd Alberico, and Gabriel Tan, each a Portfolio Manager with the Sub-Adviser. Messrs. Hershey, Maloney, Stefanidis, and Serowik have been portfolio managers of the Fund since its inception in February 2021, and Messrs. Alberico and Tan have been portfolio managers of the Fund since July 2021. All references to other portfolio managers and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.